Financing Receivable, Net - Summary of Activities in Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances	¥ (61,681)	¥ (197,407)	¥ (328,231)
Provision for credit losses	(865,524)	(627,061)	(437,477)
Charge-offs	1,083,815	939,992	791,046
Recoveries from prior charge-offs	(260,554)	(177,205)	(222,745)
Ending balances	¥ (103,944)	¥ (61,681)	¥ (197,407)